OPERATING ASSETS AND LIABILITIES - PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	DKK 30,179
End of the year	35,247	DKK 30,179
Additions for property plant and equipment that have not yet been paid	1,062	1,062
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	12,008
End of the year	13,098	12,008
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	6,086
End of the year	5,991	6,086
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	1,546
End of the year	1,797	1,546
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	10,539
End of the year	14,361	10,539
Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	58,024	51,170
Additions during the year	8,688	7,068
Disposals during the year	(686)	(736)
Transfer from assets under construction	0	0
Effect of exchange rate adjustment	(1,365)	522
End of the year	64,661	58,024
Carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	20,190	18,003
Additions during the year	895	1,434
Disposals during the year	(133)	(196)
Transfer from assets under construction	1,516	738
Effect of exchange rate adjustment	(436)	211
End of the year	22,032	20,190
Carrying amount | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	23,165	22,035
Additions during the year	502	280
Disposals during the year	(367)	(429)
Transfer from assets under construction	964	1,069
Effect of exchange rate adjustment	(465)	210
End of the year	23,799	23,165
Carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	4,130	3,516
Additions during the year	263	433
Disposals during the year	(186)	(111)
Transfer from assets under construction	401	243
Effect of exchange rate adjustment	(139)	49
End of the year	4,469	4,130
Carrying amount | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	10,539	7,616
Additions during the year	7,028	4,921
Disposals during the year	0	0
Transfer from assets under construction	(2,881)	(2,050)
Effect of exchange rate adjustment	(325)	52
End of the year	14,361	10,539
Depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(27,845)	(25,625)
Depreciation for the year	2,638	2,432
Impairment losses for the year	117	126
Depreciation and impairment losses reversed on disposals during the year	(621)	(670)
Effect of exchange rate adjustment	565	(332)
End of the year	(29,414)	(27,845)
Depreciation and impairment losses | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(8,182)	(7,448)
Depreciation for the year	964	786
Impairment losses for the year	54	11
Depreciation and impairment losses reversed on disposals during the year	(100)	(174)
Effect of exchange rate adjustment	166	(111)
End of the year	(8,934)	(8,182)
Depreciation and impairment losses | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(17,079)	(15,900)
Depreciation for the year	1,340	1,342
Impairment losses for the year	47	37
Depreciation and impairment losses reversed on disposals during the year	(343)	(392)
Effect of exchange rate adjustment	315	(192)
End of the year	(17,808)	(17,079)
Depreciation and impairment losses | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(2,584)	(2,277)
Depreciation for the year	334	304
Impairment losses for the year	16	78
Depreciation and impairment losses reversed on disposals during the year	(178)	(104)
Effect of exchange rate adjustment	84	(29)
End of the year	(2,672)	(2,584)
Depreciation and impairment losses | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	0	0
Depreciation for the year	0	0
Impairment losses for the year	0	0
Depreciation and impairment losses reversed on disposals during the year	0	0
Effect of exchange rate adjustment	0	0
End of the year	DKK 0	DKK 0